Exhibit 99.1

World Omni Auto Receivables Trust 2020-C
Monthly Servicer Certificate
January 31, 2023

Dates Covered
Collections Period	01/01/23 - 01/31/23
Interest Accrual Period	01/17/23 - 02/14/23
30/360 Days	30
Actual/360 Days	29
Distribution Date	02/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/22	411,060,426.19	26,467
Yield Supplement Overcollateralization Amount 12/31/22	10,234,136.20	0
Receivables Balance 12/31/22	421,294,562.39	26,467
Principal Payments	18,358,275.23	535
Defaulted Receivables	238,870.03	10
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/23	9,499,749.97	0
Pool Balance at 01/31/23	393,197,667.16	25,922

Pool Statistics	$ Amount	# of Accounts
Pool Factor	30.54%
Prepayment ABS Speed	1.17%
Aggregate Starting Principal Balance	1,318,405,815.29	46,124

Delinquent Receivables:
Past Due 31-60 days	3,922,856.85	192
Past Due 61-90 days	1,250,108.78	63
Past Due 91-120 days	340,751.48	16
Past Due 121+ days	0.00	0
Total	5,513,717.11	271

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.37%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.40%
Delinquency Trigger Occurred	NO

Recoveries	237,246.57
Aggregate Net Losses/(Gains) - January 2023	1,623.46
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.00%
Prior Net Losses/(Gains) Ratio	0.38%
Second Prior Net Losses/(Gains) Ratio	0.16%
Third Prior Net Losses/(Gains) Ratio	0.42%
Four Month Average	0.24%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.28%

Overcollateralization Target Amount	6,324,057.64
Actual Overcollateralization	6,324,057.64
Weighted Average Contract Rate	3.93%
Weighted Average Contract Rate, Yield Adjusted	5.68%
Weighted Average Remaining Term	36.09

Flow of Funds	$ Amount
Collections	20,020,851.50
Investment Earnings on Cash Accounts	47,142.22
Servicing Fee	(351,078.80)
Transfer to Collection Account	-
Available Funds	19,716,914.92

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	150,560.38
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	27,383.25
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Class C Interest	21,892.50
(7) Noteholders' Third Priority Principal Distributable Amount	11,538,701.39
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	6,324,057.64
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	1,654,319.76

Total Distributions of Available Funds	19,716,914.92

Servicing Fee	351,078.80
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	1,199,070,000.00
Original Class B	37,770,000.00
Original Class C	18,900,000.00

Total Class A, B, & C
Note Balance @ 01/17/23	404,736,368.55
Principal Paid	17,862,759.03
Note Balance @ 02/15/23	386,873,609.52

Class A-1
Note Balance @ 01/17/23	0.00
Principal Paid	0.00
Note Balance @ 02/15/23	0.00
Note Factor @ 02/15/23	0.0000000%

Class A-2
Note Balance @ 01/17/23	0.00
Principal Paid	0.00
Note Balance @ 02/15/23	0.00
Note Factor @ 02/15/23	0.0000000%

Class A-3
Note Balance @ 01/17/23	243,446,368.55
Principal Paid	17,862,759.03
Note Balance @ 02/15/23	225,583,609.52
Note Factor @ 02/15/23	54.1344363%

Class A-4
Note Balance @ 01/17/23	104,620,000.00
Principal Paid	0.00
Note Balance @ 02/15/23	104,620,000.00
Note Factor @ 02/15/23	100.0000000%

Class B
Note Balance @ 01/17/23	37,770,000.00
Principal Paid	0.00
Note Balance @ 02/15/23	37,770,000.00
Note Factor @ 02/15/23	100.0000000%

Class C
Note Balance @ 01/17/23	18,900,000.00
Principal Paid	0.00
Note Balance @ 02/15/23	18,900,000.00
Note Factor @ 02/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	199,836.13
Total Principal Paid	17,862,759.03
Total Paid	18,062,595.16

Class A-1
Coupon	0.20684%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.35000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.48000%
Interest Paid	97,378.55
Principal Paid	17,862,759.03
Total Paid to A-3 Holders	17,960,137.58

Class A-4
Coupon	0.61000%
Interest Paid	53,181.83
Principal Paid	0.00
Total Paid to A-4 Holders	53,181.83

Class B
Coupon	0.87000%
Interest Paid	27,383.25
Principal Paid	0.00
Total Paid to B Holders	27,383.25

Class C
Coupon	1.39000%
Interest Paid	21,892.50
Principal Paid	0.00
Total Paid to C Holders	21,892.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1591381
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	14.2248865
Total Distribution Amount	14.3840246

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2336842
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	42.8661636
Total A-3 Distribution Amount	43.0998478

A-4 Interest Distribution Amount	0.5083333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5083333

B Interest Distribution Amount	0.7250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7250000

C Interest Distribution Amount	1.1583333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.1583333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	645.96
Noteholders' Principal Distributable Amount	354.04

Account Balances	$ Amount
Reserve Account
Balance as of 01/17/23	12,588,844.52
Investment Earnings	44,949.30
Investment Earnings Paid	(44,949.30)
Deposit/(Withdrawal)	-
Balance as of 02/15/23	12,588,844.52
Change	-

Required Reserve Amount	12,588,844.52

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,574,643.56	$2,258,416.61	$2,162,057.83
Number of Extensions	76	112	104
Ratio of extensions to Beginning of Period Receivables Balance	0.37%	0.51%	0.47%